SUPPLEMENT DATED OCTOBER 6, 2008
TO
PROSPECTUS DATED MAY 1, 2008
FOR
SUN PRIME VARIABLE UNIVERSAL LIFE
ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

I.           The following underlying Funds are added and available for investment by the Variable Sub-Accounts1:

ASSET ALLOCATION	INTERNATIONAL/GLOBAL EQUITY
AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B)	MFS® International Growth Portfolio (Service Class)
BlackRock Global Allocation V.I. Fund (Class III)	SCSM AllianceBernstein International Value Fund (Initial Class)
Fidelity VIP Balanced Portfolio (Service Class 2)	Templeton Growth Securities Fund (Class 2)
Franklin Templeton VIP Founding Funds Allocation Fund (Class 2)	LARGE CAP EQUITY
SCSM Ibbotson Moderate Fund (Initial Class)[2]	AllianceBernstein VPS Wealth Appreciation Strategy Portfolio (Class B)
SCSM Ibbotson Balanced Fund (Initial Class)[2]	SCSM Oppenheimer Large Cap Core Fund (Initial Class)
SCSM Ibbotson Growth Fund (Initial Class)[2]	MID CAP EQUITY
Van Kampen UIF Equity & Income Portfolio (Class II Shares)	Van Kampen UIF Mid Cap Growth Portfolio (Class II Shares)
INFLATION-PROTECTED BOND	Van Kampen UIF U.S. Mid Cap Value Portfolio (Class II Shares)
SCSM BlackRock Inflation Protected Bond Fund (Initial Class)	SMALL CAP EQUITY
INTERMEDIATE TERM BOND	SCSM AIM Small Cap Growth Fund (Initial Class)
MFS® Government Securities Portfolio (Service Class)	SCSM Dreman Small Cap Value Fund (Initial Class)
SCSM PIMCO Total Return Fund (Initial Class)

1Information about the structure and investment objectives of the underlying Funds is available in the prospectuses for the underlying Funds.
2These are Fund of Funds investment options and the expenses of these Funds include the Fund-level expenses of the underlying Funds as well.  These investment options may be more expensive than Funds that do not invest in other Funds.

II.           AllianceBernstein L.P. advises the AllianceBernstein VPS Portfolios and subadvises the SCSM AllianceBernstein International Value Fund.  BlackRock Advisors, LLC advises the BlackRock Global Allocation V.I. Fund (with BlackRock Investment Management, LLC and BlackRock Asset Management U.K. Limited serving as sub-advisers).  Templeton Global Advisors Limited advises Templeton Growth Securities Fund.  Franklin Templeton Services, LLC administers the Franklin Templeton Founding Funds Allocation Fund (with the following advising the underlying portfolios of the Fund:  Franklin Advisers, Inc. advising the Franklin Income Securities Fund, Franklin Mutual Advisers LLC advising Mutual Shares Securities Fund and Templeton Global Advisers Limited advising Templeton Growth Securities Fund). Franklin Mutual Advisers LLC advises the Franklin Mutual Shares Securities Fund.  Brandes Investment Partners, L.P. subadvises Brandes International Equity Fund.  Frontier Capital Management Company, LLC subadvises Frontier Capital Appreciation Fund.  Iridian Asset Management LLC subadvises Business Opportunity Value Fund.  Turner Investment Partners, Inc. subadvises Turner Core Growth Fund.  Morgan Stanley Investment Management Inc. advises the Van Kampen UIF Portfolios.  Invesco Aim Advisors, Inc. subadvises SCSM AIM Small Cap Growth Fund.  BlackRock Financial Management, Inc. subadvises SCSM BlackRock Inflation Protected Bond Fund.  Dreman Value Management, LLC subadvises SCSM Dreman Small Cap Value Fund.  Ibbotson Associates, Inc. subadvises SCSM Ibbotson Balanced Fund, SCSM Ibbotson Growth Fund and SCSM Ibbotson Moderate Fund.  OppenheimerFunds, Inc. subadvises SCSM Oppenheimer Large Cap Core Fund.  Pacific Investment Management Company LLC subadvises SCSM PIMCO Total Return Fund.  Wellington Management Company, LLP subadvises SCSM WMC Blue Chip Mid Cap Fund.

III.	For Policies issued on or after October 6, 2008, the following underlying Funds are not available for investment by the Variable Sub-Accounts:

AllianceBernstein VPS International Value Portfolio, Goldman Sachs VIT Structured U.S. Equity Fund, Oppenheimer Main Street Fund/VA, PIMCO VIT Real Return Portfolio, PIMCO VIT Total Return Portfolio, Franklin U.S. Government Fund and Wanger USA.

IV.           Fidelity VIP Freedom 2015 Portfolio, Fidelity VIP Freedom 2020 Portfolio and Fidelity VIP Freedom 2030 Portfolio are Fund of Funds investment options.

V.           The Total Annual Fund Operating Expenses Table within the prospectus is replaced with the following:

TOTAL ANNUAL FUND OPERATING EXPENSES (deducted by each Fund of the average daily net asset value of each Fund)	Minimum	Maximum
Total Annual Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.35%	2.15%

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.